Related parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related parties

29. Related parties

In the ordinary course of business, the Group issues credit cards or loans to Nu’s executive directors, board members, key employees and close family members. Those transactions, as well as the deposits and other products, such as investments, occur on similar terms as those prevailing at the time for comparable transactions to unrelated persons and do not involve more than the normal risk of collectability.

As described in note 3, Basis of consolidation, all companies from the Group are consolidated in these consolidated financial statements. Therefore, related party balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in the consolidated financial statements.

a) Transactions with other related parties

	2024	2023
	Assets (Liabilities)
Others (i)	(1,795)	-

	2024	2023	2022
	Revenues (expenses)
Others (i)	-	-	(1,112)

(i)	In the second quarter of 2024, Nu entered into a commercial relationship with a company where one of its Directors serves as CEO. As part of this agreement, Nu received a cash incentive, which will be recognized as a reduction in intangible costs upon the Company's satisfaction of certain conditions.

b) Management compensation

There are no significant post-employment benefits, such as pensions and other retirement benefits. The remuneration of the directors and other key management personnel of the Group is set out in aggregate below:

	2024	2023	2022
Consolidated statements of income
Fixed and variable compensation	96,007	60,117	122,892

Management compensation includes the compensation of remunerated members of the Board of Directors and of Executive Officers.